Document and Entity Information	Nov. 15, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2022
Entity File Number	001-13357
Entity Registrant Name	ROYAL GOLD, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-0835164
Entity Address State Or Province	CO
Entity Address, Address Line One	1144 15th Street, Suite 2500
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80202-2686
City Area Code	303
Local Phone Number	573-1660
Title of 12(b) Security	Common Stock
Trading Symbol	RGLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000085535
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false